RENN Fund, Inc.

Consolidated Schedule of Investments

9/30/2021 (Unaudited)

Shares or Principal Amount	Company	Cost	Value
	MONEY MARKET FUNDS – 22.28%
83,627	Fidelity Government Cash Reserves Portfolio - Institutional Class, 0.01%	$83,627	$83,627
3,813,052	Fidelity Investment Money Market Funds Government Portfolio - Institutional Class, 0.01%	3,813,052	3,813,052
	Total Money Market Funds	3,896,679	3,896,679

	CONVERTIBLE BONDS – 0.00%
	Oil and Gas – 0.00%
1,000,000	PetroHunter Energy Corporation 8.50% Maturity 12/31/2014(1)(2)(6)	727,396	-
	Total Convertible Bonds	727,396	-

	COMMON EQUITIES – 77.60%
	Accomodations – 0.45%
3,500	Civeo Corp.(2)	117,234	78,715

	Aerospace & Defense – 0.02%
20	Boeing Co.(2)	4,267	4,399

	Asset Management – 0.92%
155	Associated Capital Group, Inc. - Class A	6,583	5,799
5,900	Gamco Investors, Inc.	158,992	155,642
		165,575	161,441

	Diversified Financial Services – 0.17%
1,800	Galaxy Digital Holdings Ltd.(2)(4)	11,355	29,332

	Marine Shipping – 0.09%
300	Clarkson PLC(4)	11,037	15,360

	Metal Mining – 3.90%
580	Franco-Nevada Corp.	83,192	75,348
18,478	Mesabi Trust	445,827	548,981
1,560	Wheaton Precious Metals Corp.	65,121	58,625
		594,140	682,954

	Medicinal Chemicals and Botanical Products – 5.52%
19,307	FitLife Brands, Inc.(2)	9,131,688	965,350

	Oil and Gas – 14.19%
808,445	PetroHunter Energy Corporation(1)(2)(6)	101,056	-
16,300	PrairieSky Royalty Ltd.(4)	144,168	173,862
1,908	Texas Pacific Land Trust	1,079,739	2,307,459
		1,324,963	2,481,320
	Other Financial Investment Activities – 0.00%
1	Morgan Group Holding Co.(2)	16	5

	Real Estate – 0.17%
1,700	Tejano Ranch Co.(2)	31,952	30,192

	Securities and Commodity Exchanges – 0.74%
240	Intercontinental Exchange, Inc.	28,505	27,557
14,000	Miami International Holdings, Inc.(1)(2)(3)	105,000	101,500
		133,505	129,057

	Securities, Commodity Contracts, and Other Financial Investments and Related Activities – 1.16%
5,460	Grayscale Bitcoin Trust(2)	66,830	184,821
60	Grayscale Ethereum Trust(2)	3,827	1,643
1,189	Grayscale Litecoin Trust(1)(2)(5)	24,992	16,575
		95,649	203,038

	Surgical & Medical Instruments & Apparatus – 48.71%
615,000	Apyx Medical Corp.(2)	1,470,958	8,517,750

	Technology Services – 1.56%
1,040	CACI International, Inc. – Class A. (2)	265,552	272,584
	Total Common Equities	13,357,894	13,571,497

	EXCHANGE TRADED FUNDS – 0.05%
124	ProShares Short VIX Short-Term Futures ETF(2)	7,201	6,744
	Total Exchange Traded Funds	7,201	6,744

	PREFERRED STOCKS – 0.29%
8,333	Diamond Standard, Inc.(1)(2)(3)	50,000	50,000
	Total Preferred Stocks	50,000	50,000

	WARRANTS – 0.02%
2,132	Miami International Holdings, Inc., Exercise Price: $7.50, Expiration Date: March 31, 2026(1)(2)(3)	-	3,305

	TOTAL INVESTMENTS – 100.24%	$18,039,170	$17,528,225
	LIABILITIES LESS OTHER ASSETS – (0.24%)		(42,785)
	NET ASSETS		$17,485,440

Shares or Principal Amount	Company	Proceeds	Value
	SECURITIES SOLD SHORT – (0.00)%
	EXCHANGE TRADED FUNDS – (0.00)%
(12)	Direxion Daily Gold Miners Index Bear 2X Shares ETF	(202)	(290)
(12)	Direxion Daily Junior Gold Miners Index Bear 2X Shares ETF	(123)	(171)
(7)	ProShares Ultra VIX Short-Term Futures ETF(2)	(1,102)	(172)
	Total Exchange Traded Funds	(1,427)	(633)

	TOTAL SECURITIES SOLD SHORT – (0.00)%	(1,427)	(633)

(1)	See Annual Report Note 5 - Fair Value Measurements.

(2)	Non-Income Producing.

(3)	Diamond Standard, Inc. and Miami International Holdings, Inc. are each currently a private company. These securities are illiquid and valued at fair value.

(4)	Foreign security denominated in U.S. Dollars.

(5)	Security is restricted for a period of one year since the purchase date.

(6)	The PetroHunter Energy Corporation (“PetroHunter”) securities are in bankruptcy. The securities are valued at fair value.